                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22014

                        Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Diversified

 High Income Trust

 NQ | January 31, 2017

 Ticker Symbol: HNW

Schedule of Investments  |  1/31/17 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES - 1.1% of Net Assets

 250,000

 American Credit Acceptance Receivables Trust, Series 2014-2, Class D, 4.96%, 5/10/21 (144A)

 $252,818

 299,996

 Axis Equipment Finance Receivables III LLC, Series 2015-1A,

 Class E, 5.27%, 5/20/20 (144A)

 287,250

 80,239

 Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 3/15/17

 80,592

 400,000(a)

 NCF Dealer Floorplan Master Trust, Series 2016-1A, Class C, 9.277%, 3/21/22 (144A)

 402,075

 500,000

 VB-S1 Issuer LLC, Series 2016-1A, Class F, 6.901%, 6/15/46 (144A)

 $516,267

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,515,874)

 $1,539,002

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4% of Net Assets

 50,021

 Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)

 $      39,089

 102,091

 Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)

 65,709

 290,000(b)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

 277,353

 276,814(c)

 GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)

 277,040

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $696,587)

 $659,191

 COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7% of Net Assets

 375,000(a)

 BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 3.296%, 12/15/29 (144A)

 $351,539

 500,000(b)

 Banc of America Commercial Mortgage Trust, Series 2007-4,

 Class D, 5.818%, 2/10/51 (144A)

 488,983

 131,960(b)

 Bear Stearns Commercial Mortgage Securities Trust,

 Series 2005-PWR7, Class B, 5.214%, 2/11/41

 131,755

 260,000(a)

 CFCRE Mortgage Trust, Series 2015-RUM, Class E, 5.367%, 7/15/30 (144A)

 253,854

 500,000(b)

 Citigroup Commercial Mortgage Trust, Series 2014-GC23,

 Class E, 3.208%, 7/10/47 (144A)

 322,519

 500,000(b)

 COBALT CMBS Commercial Mortgage Trust, Series 2007-C3,

 Class C, 5.764%, 5/15/46

 438,125

 300,000(b)

 COMM Mortgage Trust, Series 2007-C9, Class H, 5.785%, 12/10/49 (144A)

 286,112

 250,000(b)

 COMM Mortgage Trust, Series 2012-CR2, Class E, 4.855%, 8/15/45 (144A)

 238,595

 250,000(a)

 COMM Mortgage Trust, Series 2014-FL5, Class D, 4.767%, 10/15/31 (144A)

 230,610

 366,979(a)

 EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 5.516%, 5/8/31 (144A)

 352,423

 170,000(a)

 EQTY Mortgage Trust, Series 2014-INNS, Class E, 4.216%,

 5/8/31 (144A)

 168,020

 90,920

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

 90,238

 130,577

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

 111,656

 400,000

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B702, 4.234%, 4/27/44 (144A)

 386,972

 550,000(a)

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.368%, 6/15/29 (144A)

 549,311

 399,416(b)

 LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.222%, 2/15/41

 399,218

 360,664(b)

 Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49

 359,870

 250,000

 Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1,

 Class D, 3.0%, 8/15/49 (144A)

 197,513

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost $5,375,357)

 $5,357,313

 SENIOR SECURED FLOATING RATE LOAN INTERESTS - 32.9% of Net Assets* (a)

 AUTOMOBILES & COMPONENTS - 2.0%

 Auto Parts & Equipment - 1.2%

 345,153

 Electrical Components International, Inc., Term Loan, 5.75%, 5/28/21

 $347,526

 183,176

 Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21

 182,031

 250,075

 MPG Holdco I, Inc., Initial Term Loan, 3.75%, 10/20/21

 251,065

 177,301

 TI Group Automotive Systems LLC, Initial US Term Loan, 3.526%, 6/30/22

 178,631

 Principal

 Amount

 USD ($)

 Value

 Auto Parts & Equipment - (continued)

 781,372

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.063%, 4/23/20

 $784,547

 $1,743,800

 Automobile Manufacturers - 0.7%

 839,209

 Chrysler Group LLC, Term Loan B, 3.528%, 5/24/17

 $840,232

 156,378

 Inteva Products LLC, Term B Loan, 9.75%, 9/8/21

 157,257

 $997,489

 Tires & Rubber - 0.1%

 191,667

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.77%, 4/30/19

 $193,727

 Total Automobiles & Components

 $2,935,016

 CAPITAL GOODS - 4.6%

 Aerospace & Defense - 1.8%

 401,237

 Accudyne Industries Borrower SCA/Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19

 $381,025

 1,000,000

 ADS Tactical, Inc., Term Loan, 8.498%, 12/31/22

 990,000

 298,489

 DAE Aviation Holdings, Inc., Initial Term Loan, 5.25%, 7/7/22

 300,587

 525,000

 DynCorp International, Inc., Term Loan B2, 7.75%, 7/7/20

 528,062

 227,221

 Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 5.75%, 11/23/19

 230,523

 157,600

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.789%, 4/30/21

 149,917

 $2,580,114

 Building Products - 0.8%

 778,786

 Builders FirstSource, Inc., Initial Term Loan, 4.75%, 7/31/22

 $782,518

 390,308

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

 390,064

 $1,172,582

 Construction Machinery & Heavy Trucks - 0.3%

 385,125

 Navistar, Inc., Tranche B Term Loan, 6.5%, 8/7/20

 $390,661

 Electrical Components & Equipment - 0.3%

 417,538

 Wireco WorldGroup, Inc., First Lien Initial Term Loan, 6.5%, 9/29/23

 $421,714

 Industrial Conglomerates - 0.6%

 396,942

 Doosan Infracore International, Inc. (Doosan Holdings Europe, Ltd.), Tranche B Term Loan, 4.5%, 5/28/21

 $402,891

 498,750

 DTI Holdco, Inc., Initial Term Loan, 6.25%, 10/2/23

 496,048

 $898,939

 Industrial Machinery - 0.5%

 189,050

 Blount International, Inc., Initial Term Loan, 7.25%, 4/12/23

 $191,413

 493,694

 NN, Inc., Tranche B Term Loan, 5.028%, 10/19/22

 497,860

 $689,273

 Trading Companies & Distributors - 0.3%

 274,642

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.78%, 7/16/18

 $275,672

 211,307

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.778%, 12/12/19

 212,100

 $487,772

 Total Capital Goods

 $6,641,055

 COMMERCIAL & PROFESSIONAL SERVICES - 0.7%

 Environmental & Facilities Services - 0.7%

 500,000

 Granite Acquisition, Inc., Second Lien Term B Loan, 8.25%, 12/19/22

 $485,833

 548,625

 Safway Group Holding LLC, Initial Term Loan, 5.75%, 8/21/23

 556,626

 Total Commercial & Professional Services

 $1,042,459

 CONSUMER DURABLES & APPAREL - 0.8%

 Home Furnishings - 0.1%

 150,000

 Serta Simmons Holdings LLC, Second Lien Term Loan, 9.0%, 11/8/24

 $151,500

 Housewares & Specialties - 0.3%

 500,000

 World Kitchen LLC, US Term Loan, 5.5%, 3/4/19

 $500,000

 Leisure Products - 0.4%

 350,000

 Bass Pro Group LLC, Initial Term Loan, 5.97%, 12/15/23

 $340,895

 163,691

 Bombardier Recreational Products, Inc., Term B Loan, 4.04%, 6/30/23

 164,953

 $505,848

 Total Consumer Durables & Apparel

 $1,157,348

 CONSUMER SERVICES - 2.2%

 Casinos & Gaming - 0.3%

 393,746

 Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 10/1/21

 $398,140

 Education Services - 1.0%

 314,844

 Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.25%, 6/7/23

 $293,828

 740,644

 KC MergerSub, Inc., Term B-1 Loan, 5.25%, 8/12/22

 745,273

 Principal

 Amount

 USD ($)

 Value

 Education Services - (continued)

 479,333

 Laureate Education, Inc., Series 2021 Extended Term Loan, 8.509%, 3/17/21

 $485,025

 $1,524,126

 Leisure Facilities - 0.3%

 377,065

 Fitness International LLC, Term B Loan, 6.0%, 7/1/20

 $381,837

 Restaurants - 0.5%

 246,513

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 10/4/23

 $249,198

 528,638

 NPC International, Inc., Term Loan, 4.75%, 12/28/18

 530,399

 $779,597

 Specialized Consumer Services - 0.1%

 126,614

 Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.25%, 5/2/22

 $128,226

 Total Consumer Services

 $3,211,926

 DIVERSIFIED FINANCIALS - 0.3%

 Consumer Finance - 0.1%

 212,440

 Trans Union LLC, Term B-2 Loan, 3.278%, 4/9/21

 $213,654

 Specialized Finance - 0.2%

 245,625

 DBRS, Ltd., Initial Term Loan, 6.25%, 3/4/22

 $228,431

 Total Diversified Financials

 $442,085

 ENERGY - 2.2%

 Oil & Gas Drilling - 0.5%

 744,680

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.5%, 5/12/21

 $729,787

 Oil & Gas Equipment & Services - 0.3%

 537,299

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $349,244

 Oil & Gas Exploration & Production - 0.9%

 250,000

 California Resources Corp., Term Loan, 11.375%, 12/31/21

 $282,083

 400,000

 Chesapeake Energy Corp., Term Loan Class A, 8.5%, 8/23/21

 438,375

 587,913

 EP Energy LLC (fka Everest Acquisition LLC), Term Loan, 9.75%, 6/30/21

 610,695

 $1,331,153

 Oil & Gas Storage & Transportation - 0.5%

 688,275

 Gulf Finance LLC, Tranche B Term Loan, 6.25%, 8/25/23

 $697,739

 Total Energy

 $3,107,923

 FOOD, BEVERAGE & TOBACCO - 0.7%

 Packaged Foods & Meats - 0.7%

 498,750

 Amplify Snack Brands, Inc., Term Loan, 6.5%, 9/2/23

 $490,957

 471,260

 Dole Food Co., Inc., Tranche B Term Loan, 4.598%, 11/1/18

 474,206

 Total Food, Beverage & Tobacco

 $965,163

 HEALTH CARE EQUIPMENT & SERVICES - 3.2%

 Health Care Equipment - 0.2%

 232,965

 Kinetic Concepts, Inc., Dollar Term F Loan, 5.0%, 11/4/20

 $233,644

 Health Care Facilities - 1.3%

 225,651

 CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, 4.18%, 12/31/18

 $223,034

 237,518

 CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19

 226,162

 437,027

 CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21

 414,356

 192,079

 HCA, Inc., Tranche B-6 Term Loan, 4.028%, 3/17/23

 194,135

 313,714

 Kindred Healthcare, Inc., Incremental Term Loan, 4.313%, 4/9/21

 315,021

 497,500

 Prospect Medical Holdings, Inc., Term Loan, 7.0%, 6/30/22

 496,256

 $1,868,964

 Health Care Services - 1.2%

 331,544(d)

 Bioscrip, Inc., Initial Term B Loan, 9.25% (2.75% PIK 6.5% cash), 7/31/20

 $321,598

 198,927(d)

 Bioscrip, Inc., Term Loan, 9.25% (2.75% PIK 6.5% cash),

 7/31/20

 192,959

 200,000

 Genoa Healthcare Co., LLC, Initial Second Lien Term Loan, 9.0%, 10/28/24

 202,667

 345,625

 HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.0%, 4/7/22

 335,256

 250,000

 Inventiv Group Holdings, Inc., Initial Term Loan, 4.75%, 11/9/23

 252,165

 199,363

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21

 200,085

 99,492

 NVA Holdings, Inc., First Lien Term Loan, 4.75%, 8/14/21

 100,176

 200,000

 NVA Holdings, Inc., Second Lien Term Loan, 8.0%, 8/14/22

 $200,834

 $1,805,740

 Health Care Supplies - 0.2%

 229,487

 Alere, Inc., Term Loan B, 4.25%, 6/20/22

 $229,917

 Health Care Technology - 0.3%

 375,258(e)

 Medical Card System, Inc., Term Loan, 1.5%, 5/31/19

 $243,918

 234,035

 Quintiles IMS, Inc., Term B Dollar Loan, 3.516%, 3/17/21

 236,141

 $480,059

 Total Health Care Equipment & Services

 $4,618,324

 Principal

 Amount

 USD ($)

 Value

 HOUSEHOLD & PERSONAL PRODUCTS - 0.5%

 Household Products - 0.2%

 301,219

 Redbox Automated Retail LLC, First Lien Term B Loan, 8.5%, 9/27/21

 $296,700

 Personal Products - 0.3%

 100,000

 Atrium Innovations, Inc., Second Lien Term Loan, 7.75%, 8/13/21

 $      99,750

 127,228

 NBTY, Inc., Dollar Term Loan B, 5.0%, 5/5/23

 128,288

 249,375

 Revlon Consumer Products Corp., Initial Term Loan B, 4.25%, 9/7/23

 251,883

 $479,921

 Total Household & Personal Products

 $776,621

 INSURANCE - 1.9%

 Life & Health Insurance - 0.3%

 495,142

 Integro, Ltd., Initial Term Loan, 6.75%, 10/31/22

 $492,667

 Multi-Line Insurance - 0.1%

 165,647

 Alliant Holdings I LLC, Term Loan B, 4.503%, 8/12/22

 $166,562

 Property & Casualty Insurance - 1.5%

 300,000

 Acrisure LLC, First Lien Term B Loan, 5.75%, 11/22/23

 $304,687

 593,765

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

 591,291

 512,172

 Confie Seguros Holding II Co., Term B Loan, 5.75%, 4/19/22

 516,494

 691,444

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

 694,325

 $2,106,797

 Total Insurance

 $2,766,026

 MATERIALS - 4.0%

 Construction Materials - 0.7%

 120,000

 84 Lumber Co., Initial Term Loan, 6.75%, 10/25/23

 $121,650

 452,830(f)

 American Bath Group LLC, Incremental Term Loan, 9/30/23

 457,359

 92,857

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20

 93,437

 306,846

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20

 308,763

 34,760

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20

 34,977

 $1,016,186

 Diversified Chemicals - 0.2%

 271,563

 Univar USA, Inc., Term B-2 Loan, 3.519%, 7/1/22

 $271,449

 Diversified Metals & Mining - 0.4%

 498,750

 Global Brass and Copper, Inc., Initial Term Loan, 5.25%, 7/18/23

 $504,984

 75,256(g)(h)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.15%, 11/25/14

 12,041

 $517,025

 Forest Products - 0.2%

 249,375

 Expera Specialty Solutions LLC, Term Loan B, 5.75%, 11/3/23

 $251,869

 Metal & Glass Containers - 0.9%

 10,525

 Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 4.25%, 4/28/20

 $      10,635

 24,629

 Kleopatra Holdings 2 SCA, Initial US Dollar Term Loan, 4.25%, 4/28/20

 24,886

 514,083

 Tank Holding Corp., Initial Term Loan, 5.25%, 3/16/22

 512,284

 738,750

 Tekni-Plex, Inc., USD Term Loan, 4.539%, 6/1/22

 740,782

 $1,288,587

 Paper Packaging - 0.4%

 473,425

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

 $483,486

 147,472

 Caraustar Industries, Inc., Term Loan, 8.0%, 5/1/19

 150,605

 $634,091

 Paper Products - 0.5%

 287,111

 Appvion, Inc., Term Commitment, 7.75%, 6/28/19

 $279,814

 227,560

 Exopack Holdings SA, USD Term Loan, 4.5%, 5/8/19

 228,982

 270,101

 Ranpak Corp., Second Lien Initial Term Loan, 8.25%, 10/3/22

 260,648

 $769,444

 Specialty Chemicals - 0.4%

 291,136

 Macdermid, Inc. (Platform Specialty Products Corp.), Tranche B-5 Term Loan, 4.5%, 6/7/20

 $295,170

 349,125

 Omnova Solutions, Inc., Term B-2 Loan, 5.25%, 8/25/23

 353,925

 $649,095

 Steel - 0.3%

 497,500

 Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 6.0%, 6/14/21

 $503,564

 Total Materials

 $5,901,310

 MEDIA - 2.4%

 Advertising - 0.8%

 933,653

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

 $932,361

 249,375

 CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.25%, 8/16/23

 252,492

 $1,184,853

 Principal

 Amount

 USD ($)

 Value

 Broadcasting - 0.8%

 164,599

 A-L Parent LLC, First Lien Initial Term Loan, 4.25%, 12/1/23

 $166,245

 244,167

 Hubbard Radio LLC, Term Loan, 4.25%, 5/27/22

 244,472

 293,250

 MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 6.75%, 8/13/21

 268,873

 453,740

 Univision Communications, Inc., Replacement First Lien Term Loan, 4.0%, 3/1/20

 455,284

 $1,134,874

 Publishing - 0.8%

 320,125

 Houghton Mifflin Holdings, Inc., Term Loan, 4.0%, 5/28/21

 $297,916

 55,968

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

 56,248

 920,375

 McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.0%, 5/4/22

 885,451

 $1,239,615

 Total Media

 $3,559,342

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%

 Biotechnology - 0.3%

 366,921

 Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22

 $367,288

 Life Sciences Tools & Services - 0.9%

 987,500

 Albany Molecular Research, Inc., Term Loan B, 6.006%, 7/16/21

 $1,002,312

 368,042

 Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 3.75%, 5/20/21

 371,953

 $1,374,265

 Pharmaceuticals - 0.3%

 544,500

 Concordia Healthcare Corp., Initial Dollar Term Loan, 5.25%, 10/21/21

 $429,134

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $2,170,687

 REAL ESTATE - 0.6%

 Retail REITs - 0.2%

 273,216

 DTZ US Borrower LLC, First Lien Initial Term Loan, 4.25%, 11/4/21

 $274,981

 42,553

 DTZ US Borrower LLC, Second Lien Initial Term Loan, 9.289%, 11/4/22

 42,766

 $317,747

 Specialized REIT - 0.4%

 494,991

 Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 4.5%, 10/24/22

 $500,928

 Total Real Estate

 $818,675

 RETAILING - 0.6%

 Automotive Retail - 0.4%

 488,610

 CWGS Group LLC, Term Loan, 4.516%, 11/8/23

 $492,885

 Computer & Electronics Retail - 0.1%

 48,006(d)

 Targus Group International, Inc., Tranche A-2 Term Loan, 15.0% (15.0% PIK 0.0% cash), 12/31/19

 $      46,326

 144,018(d)

 Targus Group International, Inc., Tranche B Term Loan, 15.0% (15.0% PIK 0.0% cash), 12/31/19

 111,614

 $157,940

 Specialty Stores - 0.1%

 155,711

 PetSmart, Inc., Tranche B-2 Loan, 4.0%, 3/11/22

 $154,555

 Total Retailing

 $805,380

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%

 Semiconductors - 0.3%

 497,449

 M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan, 4.517%, 5/7/21

 $505,532

 Total Semiconductors & Semiconductor Equipment

 $505,532

 SOFTWARE & SERVICES - 1.8%

 Application Software - 0.5%

 250,000

 Greeneden US Holdings I LLC, Tranche B-1 Dollar Term Loan, 5.025%, 12/1/23

 $253,177

 500,000

 STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/22

 488,125

 $741,302

 Internet Software & Services - 0.4%

 246,875

 Avast Software BV, Initial Dollar Term Loan, 5.0%, 9/30/22

 $250,810

 250,000

 Rackspace Hosting, Inc., First Lien Term B Loan, 4.5%, 11/3/23

 252,988

 $503,798

 IT Consulting & Other Services - 0.9%

 243,750

 Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.75%, 4/28/21

 $222,300

 300,000

 Rocket Software, Inc., Second Lien Term Loan, 10.5%, 10/14/24

 305,156

 617,188

 Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.563%, 9/18/21

 616,224

 195,000

 TaxACT, Inc. (H.D. Vest, Inc.), Initial Term Loan, 7.0%, 1/3/23

 197,925

 $1,341,605

 Total Software & Services

 $2,586,705

 Principal

 Amount

 USD ($)

 Value

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%

 Communications Equipment - 0.0%†

 27,617

 CommScope, Inc., Tranche 4 Term Loan, 3.341%, 1/14/18

 $      27,746

 Electronic Components - 0.3%

 451,950

 Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.),

 First Lien Initial Term Loan, 5.75%, 3/31/22

 $452,703

 Total Technology Hardware & Equipment

 $480,449

 TELECOMMUNICATION SERVICES - 0.3%

 Integrated Telecommunication Services - 0.3%

 491,123

 GCI Holdings, Inc., New Term B Loan, 3.778%, 2/2/22

 $492,862

 Total Telecommunication Services

 $492,862

 TRANSPORTATION - 0.9%

 Marine - 0.6%

 598,799

 Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20

 $573,351

 224,289

 Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18

 223,728

 $797,079

 Trucking - 0.3%

 473,364

 YRC Worldwide, Inc., Initial Term Loan, 8.0%, 2/13/19

 $472,772

 Total Transportation

 $1,269,851

 UTILITIES - 1.1%

 Electric Utilities - 0.5%

 378,015

 APLH Holdings, Ltd., Partnership, Term Loan, 6.0%, 4/13/23

 $381,323

 325,000

 Talen Energy Supply LLC, Term Loan B, 6.0%, 12/6/23

 329,824

 $711,147

 Independent Power Producers & Energy Traders - 0.6%

 500,000

 Dynergy Finance IV, Inc., Term Loan, 5.0%, 6/27/23

 $504,509

 460,382

 TerraForm AP Acquisition Holdings LLC, Term Loan, 5.5%, 6/27/22

 464,986

 $969,495

 Total Utilities

 $1,680,642

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost $47,834,423)

 $47,935,381

 CORPORATE BONDS & NOTES - 88.6% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.7%

 Auto Parts & Equipment - 0.7%

 EUR

 165,000(d)

 IHO Verwaltungs GmbH, 3.25% (4.0% PIK 0.0% cash), 9/15/23 (144A)

 $182,702

 EUR

 395,000(d)

 IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)

 427,482

 454,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 455,135

 Total Automobiles & Components

 $1,065,319

 BANKS - 5.3%

 Diversified Banks - 5.0%

 200,000

 Access Bank Plc, 10.5%, 10/19/21 (144A)

 $201,460

 300,000(b)

 Banco de Galicia y Buenos Aires, 8.25%, 7/19/26 (144A)

 318,000

 525,000

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

 536,812

 200,000(b)(i)

 Banco Santander SA, 6.375%

 187,250

 125,000(b)(i)

 Bank of America Corp., 6.25%

 130,500

 680,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 704,344

 950,000(b)(i)

 BNP Paribas SA, 7.625% (144A)

 997,500

 1,000,000(b)(i)

 Credit Agricole SA, 7.875% (144A)

 1,018,412

 240,000(b)(i)

 Goldman Sachs Capital II, 4.0%

 192,720

 350,000(b)(i)

 ING Groep NV, 6.5%

 339,063

 500,000(b)(i)

 Royal Bank of Scotland Group Plc, 8.0%

 485,065

 400,000(b)(i)

 Royal Bank of Scotland Group Plc, 8.625%

 413,000

 200,000

 Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)

 202,500

 460,000(b)(i)

 Societe Generale SA, 7.375% (144A)

 460,851

 245,000

 Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (144A)

 242,534

 750,000

 UBS AG / Stamford CT, 7.625%, 8/17/22

 852,750

 $7,282,761

 Thrifts & Mortgage Finance - 0.3%

 450,000

 Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)

 $489,375

 Total Banks

 $7,772,136

 CAPITAL GOODS - 2.5%

 Aerospace & Defense - 0.7%

 400,000

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $400,000

 615,513(d)

 DynCorp International, Inc., 11.875% (1.5% PIK 10.375% cash), 11/30/20

 577,043

 $977,043

 Agricultural & Farm Machinery - 0.3%

 475,000

 Titan International, Inc., 6.875%, 10/1/20

 $475,000

 Principal

 Amount

 USD ($)

 Value

 Construction Machinery & Heavy Trucks - 0.3%

 360,000

 Meritor, Inc., 6.75%, 6/15/21

 $372,600

 Industrial Conglomerates - 0.3%

 455,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $478,888

 Industrial Machinery - 0.7%

 560,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $518,000

 450,000

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 470,812

 $988,812

 Trading Companies & Distributors - 0.2%

 150,000

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 $158,064

 161,000

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

 170,258

 $328,322

 Total Capital Goods

 $3,620,665

 COMMERCIAL & PROFESSIONAL SERVICES - 1.5%

 Commercial Printing - 0.2%

 340,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $302,600

 Diversified Support Services - 1.3%

 EUR

 475,000

 Boing Group Financing Plc, 6.625%, 7/15/19 (144A)

 $510,317

 280,000

 Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)

 294,000

 835,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 814,125

 260,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 259,350

 $1,877,792

 Total Commercial & Professional Services

 $2,180,392

 CONSUMER DURABLES & APPAREL - 0.8%

 Homebuilding - 0.8%

 135,000

 Beazer Homes USA, Inc., 8.75%, 3/15/22 (144A)

 $146,812

 350,000

 Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)

 353,500

 250,000

 KB Home, 7.0%, 12/15/21

 269,375

 340,000

 KB Home, 7.625%, 5/15/23

 363,800

 Total Consumer Durables & Apparel

 $1,133,487

 CONSUMER SERVICES - 4.4%

 Casinos & Gaming - 1.6%

 EUR

 750,000

 Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)

 $828,163

 854,637(d)(g)

 Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36

 4,358

 365,000

 MGM Resorts International, 6.0%, 3/15/23

 392,375

 100,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 93,000

 1,050,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 1,075,851

 $2,393,747

 Hotels, Resorts & Cruise Lines - 0.9%

 320,000

 Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24 (144A)

 $334,400

 250,000

 Silversea Cruise Finance Ltd., 7.25%, 2/1/25 (144A)

 256,928

 245,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 235,200

 425,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 446,781

 $1,273,309

 Restaurants - 0.4%

 495,000

 Landry's, Inc., 6.75%, 10/15/24 (144A)

 $509,850

 Specialized Consumer Services - 1.5%

 1,153,000

 Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 5/15/20 (144A)

 $1,227,945

 160,000

 Monitronics International, Inc., 9.125%, 4/1/20

 155,600

 290,000

 Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)

 314,288

 540,000

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21

 525,825

 $2,223,658

 Total Consumer Services

 $6,400,564

 DIVERSIFIED FINANCIALS - 1.9%

 Consumer Finance - 1.3%

 600,000

 Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)

 $600,000

 445,000

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 449,450

 345,000

 Navient Corp., 6.625%, 7/26/21

 351,038

 440,000

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

 403,700

 $1,804,188

 Specialized Finance - 0.5%

 175,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

 $178,281

 585,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22

 579,275

 $757,556

 Supranational - 0.1%

 IDR

 2,730,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 $202,583

 Total Diversified Financials

 $2,764,327

 Principal

 Amount

 USD ($)

 Value

 ENERGY - 11.7%

 Integrated Oil & Gas - 1.0%

 410,000

 Petrobras Global Finance BV, 6.25%, 3/17/24

 $411,640

 650,000

 Petrobras Global Finance BV, 7.375%, 1/17/27

 674,830

 MXN

 540,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 22,097

 325,000

 YPF SA, 8.875%, 12/19/18 (144A)

 356,785

 $1,465,352

 Oil & Gas Drilling - 0.5%

 160,000

 Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)

 $      80,000

 442,000

 Rowan Cos., Inc., 5.4%, 12/1/42

 358,020

 62,000

 Rowan Cos., Inc., 5.85%, 1/15/44

 51,150

 289,904

 Shelf Drilling Holdings Ltd., 9.5%, 11/2/20 (144A)

 260,914

 $750,084

 Oil & Gas Equipment & Services - 0.9%

 540,000

 Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22

 $529,200

 425,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 435,625

 310,000

 Weatherford International, Ltd., 5.95%, 4/15/42

 242,479

 $1,207,304

 Oil & Gas Exploration & Production - 4.9%

 300,000

 Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24 (144A)

 $322,500

 200,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 178,000

 200,000

 Chesapeake Energy Corp., 8.0%, 1/15/25 (144A)

 204,875

 250,000

 Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 7/15/21 (144A)

 267,500

 360,000

 GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)

 352,800

 410,000

 Great Western Petroleum LLC / Great Western Finance, Inc., 9.0%, 9/30/21 (144A)

 434,600

 740,000

 Gulfport Energy Corp., 6.0%, 10/15/24 (144A)

 753,875

 450,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 461,250

 402,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 454,260

 450,000

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 449,334

 470,000

 PDC Energy, Inc., 7.75%, 10/15/22

 498,787

 506,000(d)

 PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/21 (144A)

 370,645

 375,000

 Rice Energy, Inc., 6.25%, 5/1/22

 389,063

 870,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 887,400

 150,000

 Whiting Petroleum Corp., 5.0%, 3/15/19

 152,625

 480,000

 Whiting Petroleum Corp., 5.75%, 3/15/21

 484,800

 300,000

 WPX Energy, Inc., 7.5%, 8/1/20

 325,500

 150,000

 WPX Energy, Inc., 8.25%, 8/1/23

 170,625

 $7,158,439

 Oil & Gas Refining & Marketing - 0.4%

 669,000

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21

 $578,685

 Oil & Gas Storage & Transportation - 4.0%

 220,000

 Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)

 $225,500

 200,000

 Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24 (144A)

 223,250

 230,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 209,012

 450,000(a)

 Energy Transfer Partners LP, 4.052%, 11/1/66

 384,187

 118,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 108,500

 344,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 338,205

 950,000

 Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22

 1,004,625

 480,000

 Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23

 471,600

 170,000

 PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23

 172,975

 925,000

 Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (144A)

 949,513

 520,000

 Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23

 564,200

 1,175,000

 Williams Cos., Inc., 5.75%, 6/24/44

 1,189,688

 $5,841,255

 Total Energy

 $17,001,119

 FOOD & STAPLES RETAILING - 0.3%

 Food Retail - 0.3%

 200,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $196,000

 260,000

 Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)

 208,000

 Total Food & Staples Retailing

 $404,000

 FOOD, BEVERAGE & TOBACCO - 7.9%

 Agricultural Products - 0.4%

 900,000

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $454,500

 225,000(g)

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

 92,250

 $546,750

 Principal

 Amount

 USD ($)

 Value

 Packaged Foods & Meats - 6.4%

 225,000

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $191,700

 EUR

 200,000

 Agrokor DD, 9.875%, 5/1/19 (144A)

 186,797

 500,000(g)

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 395,000

 900,000

 JBS Investments GmbH, 7.25%, 4/3/24 (144A)

 943,875

 515,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

 537,917

 975,000

 Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)

 1,027,406

 800,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 846,000

 700,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

 689,500

 700,000

 MHP SA, 8.25%, 4/2/20 (144A)

 689,500

 580,000

 Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)

 576,375

 1,600,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 1,700,000

 200,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 213,000

 600,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

 456,000

 640,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 678,400

 200,000

 Post Holdings, Inc., 7.75%, 3/15/24 (144A)

 221,376

 $9,352,846

 Soft Drinks - 0.3%

 355,000

 Cott Beverages, Inc., 5.375%, 7/1/22

 $363,520

 Tobacco - 0.8%

 160,000

 Alliance One International, Inc., 8.5%, 4/15/21 (144A)

 $164,200

 1,250,000

 Alliance One International, Inc., 9.875%, 7/15/21

 1,067,188

 $1,231,388

 Total Food, Beverage & Tobacco

 $11,494,504

 HEALTH CARE EQUIPMENT & SERVICES - 1.9%

 Health Care Facilities - 1.5%

 700,000

 Kindred Healthcare, Inc., 6.375%, 4/15/22

 $608,125

 445,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 459,462

 455,000

 Tennessee Merger Sub, Inc., 6.375%, 2/1/25 (144A)

 447,038

 630,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 625,275

 $2,139,900

 Health Care Services - 0.2%

 425,000

 BioScrip, Inc., 8.875%, 2/15/21

 $333,625

 Health Care Technology - 0.2%

 275,000

 Change Healthcare Holdings, Inc., 11.0%, 12/31/19

 $283,250

 Total Health Care Equipment & Services

 $2,756,775

 HOUSEHOLD & PERSONAL PRODUCTS - 0.3%

 Household Products - 0.3%

 460,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $476,100

 –

 Total Household & Personal Products

 $476,100

 INSURANCE - 24.4%

 Insurance Brokers - 0.0%†

 GBP

 10,489(a)

 Towergate Finance Plc, 8.5%, 3/2/20 (144A)

 $      13,548

 Property & Casualty Insurance - 4.2%

 6,000,000(c)(e)

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $5,400,420

 EUR

 250,000(a)

 Horse Capital I DAC, 6.25%, 6/15/20 (144A)

 270,882

 EUR

 250,000(a)

 Horse Capital I DAC, 12.0%, 6/15/20 (144A)

 270,477

 80,000(b)(i)

 Sirius International Group, Ltd., 7.506% (144A)

 81,400

 GBP

 59,442

 TIG FINCO Plc, 8.75%, 4/2/20 (144A)

 71,770

 $6,094,949

 Reinsurance - 20.2%

 500,000(a)

 Aozora Re, Ltd., 3.358%, 4/7/20 (144A) (Cat Bond)

 $510,300

 750,000(a)

 Bosphorus Re, Ltd., 4.341%, 8/17/18 (144A)

 764,850

 800,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/28/17

 16,320

 1,000,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 119,700

 1,000,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 1,001,000

 750,000(a)

 Citrus Re, Ltd., 8.013%, 2/25/19 (144A) (Cat Bond)

 778,050

 650,000(j)(k)

 Cyprus Segregated Account (Artex SAC, Ltd.), Variable Rate

 Notes, 7/10/17

 569,270

 1,000,000(j)(k)

 Denning 2016 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/7/17

 990,200

 EUR

 1,000,000(j)(k)

 Dundonald Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/10/17

 1,079,750

 1,750,000(a)

 East Lane Re VI, Ltd., 3.163%, 3/14/18 (144A) (Cat Bond)

 1,758,225

 250,000(a)

 Galilei Re, Ltd., 9.012%, 1/8/21 (144A) (Cat Bond)

 250,400

 250,000(a)

 Galilei Re, Ltd., 14.228%, 1/8/20 (144A) (Cat Bond)

 252,900

 250,000(a)

 Galilei Re, Ltd., 14.262%, 1/8/21 (144A) (Cat Bond)

 253,850

 250,000(a)

 Galileo Re, Ltd., 9.233%, 1/8/19 (144A) (Cat Bond)

 254,550

 250,000(a)

 Galileo Re, Ltd., 13.753%, 1/8/19 (144A) (Cat Bond)

 253,750

 157,500(a)

 Gator Re, Ltd., 3.513%, 1/9/20 (144A) (Cat Bond)

 23,625

 Principal

 Amount

 USD ($)

 Value

 Reinsurance - (continued)

 2,400,000(j)(k)

 Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 $403,680

 1,500,000(j)(k)

 Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 1,507,650

 2,500,000(j)(k)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate

 Notes, 11/30/20

 237,500

 2,500,000(j)(k)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate

 Notes, 11/30/21

 2,511,000

 1,000,000(j)(k)

 Lahinch Segregated Account (Artex SAC, Ltd.), Variable Rate

 Notes, 5/10/21

 17,800

 1,450,000(j)(k)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18

 8,410

 1,000,000(a)

 Merna Reinsurance V, Ltd., 2.513%, 4/7/17 (144A) (Cat Bond)

 999,000

 500,000(a)

 Nakama Re, Ltd., 3.557%, 10/13/21 (144A) (Cat Bond)

 507,000

 3,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19

 117,600

 2,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20

 258,200

 2,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21

 2,019,600

 1,600,000(j)(k)

 Portrush 2016 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/17

 365,280

 500,000(a)

 Queen Street IX Re, Ltd., 6.013%, 6/8/17 (144A) (Cat Bond)

 500,600

 2,000,000(a)

 Queen Street X Re, Ltd., 6.263%, 6/8/18 (144A) (Cat Bond)

 1,994,000

 500,000(l)

 Residential Reinsurance 2016 Ltd., 12/6/17 (144A) (Cat Bond)

 463,500

 1,000,000(j)(k)

 Resilience Re, Ltd., Variable Rate Notes, 6/2/17 (Cat Bond)

 996,800

 AUD

 300,000(j)(k)

 Rewire Securities LLC, Variable Rate Notes, 7/10/17

 201,410

 1,250,000(j)(k)

 Shenandoah, Re Ltd., Variable Rate Notes, 7/7/17

 1,219,500

 1,000,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)

 24,700

 1,000,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/17/18 (144A)

 1,143,200

 1,000,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/19 (144A)

 1,009,100

 1,000,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/28/17

 19,700

 1,000,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18

 165,600

 1,000,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19

 1,006,600

 JPY

 150,799,195(j)(k)

 Tralee Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/20/17

 1,331,199

 500,000(a)

 Vitality Re VI, Ltd., 2.613%, 1/8/18 (144A) (Cat Bond)

 499,850

 1,000,000(a)

 Vitality Re VII, Ltd., 3.163%, 1/7/20 (144A) (Cat Bond)

 1,016,000

 $29,421,219

 Total Insurance

 $35,529,716

 MATERIALS - 7.0%

 Commodity Chemicals - 0.7%

 300,000

 Basell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $394,516

 175,000

 Hexion US Finance Corp., 6.625%, 4/15/20

 163,187

 545,000

 Rain CII Carbon LLC / CII Carbon Corp., 8.0%, 12/1/18 (144A)

 543,638

 $1,101,341

 Construction Materials - 0.2%

 215,000

 Cemex SAB de CV, 7.75%, 4/16/26 (144A)

 $238,919

 Copper - 0.3%

 465,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 $434,775

 Diversified Chemicals - 0.6%

 55,000

 Blue Cube Spinco, Inc., 9.75%, 10/15/23

 $      65,312

 55,000

 Blue Cube Spinco, Inc., 10.0%, 10/15/25

 66,550

 200,000

 CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)

 213,000

 500,000

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

 487,500

 $832,362

 Diversified Metals & Mining - 1.6%

 109,000

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $      81,750

 300,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 348,000

 200,000

 Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)

 $211,500

 180,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 179,100

 70,000

 Teck Resources, Ltd., 8.0%, 6/1/21 (144A)

 77,175

 70,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

 81,462

 160,000

 Vale Overseas, Ltd., 6.25%, 8/10/26

 172,000

 375,000

 Vedanta Resources Plc, 6.375%, 7/30/22 (144A)

 375,563

 750,000

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 809,752

 $2,336,302

 Principal

 Amount

 USD ($)

 Value

 Forest Products - 0.2%

 390,000

 Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)

 $347,100

 Metal & Glass Containers - 0.4%

 100,000(d)

 ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23 (144A)

 $101,625

 320,000

 Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)

 342,800

 EUR

 150,000

 Horizon Holdings I SASU, 7.25%, 8/1/23 (144A)

 171,883

 $616,308

 Paper Packaging - 1.1%

 EUR

 1,365,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

 $1,582,556

 Paper Products - 0.9%

 675,000

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $374,625

 500,000

 Mercer International, Inc., 7.0%, 12/1/19

 518,125

 475,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 414,437

 $1,307,187

 Specialty Chemicals - 0.5%

 410,000

 A Schulman, Inc., 6.875%, 6/1/23 (144A)

 $432,550

 150,000

 Koppers, Inc., 6.0%, 2/15/25 (144A)

 155,250

 160,000

 Tronox Finance LLC, 6.375%, 8/15/20

 153,800

 $741,600

 Steel - 0.5%

 250,000

 Evraz Group SA, 9.5%, 4/24/18 (144A)

 $269,062

 499,000

 Optima Specialty Steel, Inc., 12.5%, 6/30/17 (144A)

 449,100

 $718,162

 Total Materials

 $10,256,612

 MEDIA - 1.7%

 Advertising - 0.2%

 270,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $234,900

 Broadcasting - 0.2%

 315,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 $319,725

 Cable & Satellite - 0.2%

 220,000

 DISH DBS Corp., 7.75%, 7/1/26

 $246,264

 78,000

 Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)

 49,335

 58,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 20,155

 $315,754

 Movies & Entertainment - 0.5%

 600,000

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

 $546,000

 225,000

 Regal Entertainment Group, 5.75%, 2/1/25

 228,937

 $774,937

 Publishing - 0.6%

 855,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $904,162

 Total Media

 $2,549,478

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%

 Pharmaceuticals - 1.3%

 208,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $220,480

 650,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)

 554,125

 240,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 2/1/25 (144A)

 195,300

 70,000

 Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)

 71,925

 225,000

 Horizon Pharma, Inc., 6.625%, 5/1/23

 216,562

 EUR

 450,000

 VRX Escrow Corp., 4.5%, 5/15/23

 359,557

 345,000

 VRX Escrow Corp., 5.875%, 5/15/23 (144A)

 262,631

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $1,880,580

 REAL ESTATE - 1.1%

 Specialized REIT - 1.1%

 1,520,000

 Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23

 $1,649,200

 Total Real Estate

 $1,649,200

 RETAILING - 0.4%

 Department Stores - 0.4%

 300,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $294,750

 350,000

 Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)

 216,125

 Total Retailing

 $510,875

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductors - 0.2%

 200,000

 Micron Technology, Inc., 5.5%, 2/1/25

 $201,000

 150,000

 Micron Technology, Inc., 5.625%, 1/15/26 (144A)

 150,225

 Total Semiconductors & Semiconductor Equipment

 $351,225

 Principal

 Amount

 USD ($)

 Value

 SOFTWARE & SERVICES - 0.5%

 IT Consulting & Other Services - 0.5%

 130,000

 Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 (144A)

 $142,334

 635,000

 Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)

 658,813

 Total Software & Services

 $801,147

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%

 Communications Equipment - 0.2%

 280,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $298,376

 Electronic Equipment & Instruments - 0.3%

 315,000

 Zebra Technologies Corp., 7.25%, 10/15/22

 $339,413

 Technology Hardware, Storage & Peripherals - 0.4%

 560,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $611,800

 Total Technology Hardware & Equipment

 $1,249,589

 TELECOMMUNICATION SERVICES - 4.2%

 Integrated Telecommunication Services - 2.1%

 300,000

 Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)

 $316,875

 1,165,000

 Frontier Communications Corp., 8.75%, 4/15/22

 1,178,363

 290,000

 Frontier Communications Corp., 11.0%, 9/15/25

 293,262

 750,000

 GCI, Inc., 6.875%, 4/15/25

 780,000

 600,000

 Windstream Corp., 7.5%, 6/1/22

 580,500

 $3,149,000

 Wireless Telecommunication Services - 2.1%

 250,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $265,625

 300,000

 Altice SA, 7.75%, 5/15/22 (144A)

 318,375

 225,000

 Digicel Group, Ltd., 8.25%, 9/30/20 (144A)

 199,406

 750,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

 699,225

 200,000

 Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)

 205,812

 340,000

 Sprint Corp., 7.125%, 6/15/24

 355,300

 485,000

 Sprint Corp., 7.25%, 9/15/21

 519,677

 250,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 247,410

 RUB

 14,100,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 232,554

 $3,043,384

 Total Telecommunication Services

 $6,192,384

 TRANSPORTATION - 2.7%

 Airlines - 0.8%

 155,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

 $141,050

 450,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.,

 8.25%, 7/15/17 (144A)

 443,250

 500,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 516,250

 $1,100,550

 Airport Services - 0.4%

 371,840

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $400,111

 200,000

 Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)

 204,250

 $604,361

 Highways & Railtracks - 0.1%

 MXN

 4,500,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $198,326

 Marine - 0.4%

 300,000(g)

 Far East Capital, Ltd., SA, 8.0%, 5/2/18

 $172,500

 375,000

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

 346,406

 $518,906

 Railroads - 0.6%

 415,299(d)

 AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% cash), 7/1/19 (144A)

 $429,834

 485,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 498,338

 $928,172

 Trucking - 0.4%

 1,325,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20

 $530,000

 Total Transportation

 $3,880,315

 UTILITIES - 5.0%

 Electric Utilities - 1.9%

 575,000

 Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21

 $579,140

 460,000(b)

 Enel S.p.A, 8.75%, 9/24/73 (144A)

 524,400

 2,090,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 1,687,675

 $2,791,215

 Gas Utilities - 1.0%

 465,000

 Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23

 $463,838

 400,000

 Ferrellgas LP / Ferrellgas Finance Corp., 8.625%, 6/15/20 (144A)

 396,000

 492,450

 Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)

 531,846

 $1,391,684

 Principal

 Amount

 USD ($)

 Value

 Independent Power Producers & Energy Traders - 2.1%

 570,000

 NRG Energy, Inc., 6.625%, 1/15/27 (144A)

 $565,725

 320,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 334,800

 236,050

 NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)

 255,524

 1,065,000

 TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)

 1,174,163

 125,000(c)

 TerraForm Power Operating LLC, 6.375%, 2/1/23 (144A)

 128,437

 585,000(c)

 TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)

 608,400

 $3,067,049

 Total Utilities

 $7,249,948

 TOTAL CORPORATE BONDS & NOTES

 (Cost $124,546,667)

 $129,170,457

 CONVERTIBLE BOND & NOTE - 1.2% of Net Assets

 MATERIALS - 1.2%

 Diversified Chemicals - 1.2%

 1,900,000(m)

 Hercules LLC, 6.5%, 6/30/29

 $1,805,000

 Total Materials

 $1,805,000

 TOTAL CONVERTIBLE BOND & NOTE

 (Cost $1,225,951)

 $1,805,000

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 3.4% of Net Assets

 5,000,000(a)

 U.S. Treasury Notes, 0.706%, 4/30/18

 $5,008,125

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost $5,001,024)

 $5,008,125

 SOVEREIGN DEBT OBLIGATIONS - 1.8% of Net Assets

 Argentina - 1.4%

 247,120

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $257,005

 360,000

 Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)

 392,400

 230,000

 Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)

 258,175

 1,135,000

 Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)

 1,113,276

 $2,020,856

 Kenya - 0.3%

 500,000

 Kenya Government International Bond, 6.875%, 6/24/24 (144A)

 $482,525

 Mexico - 0.1%

 MXN

 970,000

 Mexican Bonos, 7.75%, 11/13/42

 $      45,290

 MXN

 337,277

 Mexican Udibonos, 3.5%, 12/14/17

 16,509

 $      61,799

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost $2,477,347)

 $2,565,180

 TAX EXEMPT OBLIGATIONS - 1.8% of Net Assets (n)

 California - 0.1%

 170,000

 Golden State Tobacco Securitization Corp., Asset-Backed,

 Series A-1, 5.125%, 6/1/47

 $158,103

 Michigan - 0.0%†

 25,000

 Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48

 $      22,939

 New Jersey - 0.5%

 760,000

 Tobacco Settlement Financing Corp., Series 1A, 5.0%, 6/1/41

 $679,463

 Ohio - 1.1%

 100,000

 Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34

 $      90,725

 1,499,000

 Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47

 1,369,711

 205,000

 Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42

 188,362

 $1,648,798

 Texas - 0.1%

 170,000(b)

 Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 0.62%, 12/1/41

 $170,000

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $2,534,585)

 $2,679,303

 Shares

 COMMON STOCKS - 0.2% of Net Assets

 CAPITAL GOODS - 0.0%†

 Industrial Machinery - 0.0%†

 10,289(e)(h)

 Liberty Tire Recycling LLC

 $             103

 Total Capital Goods

 $             103

 CONSUMER DURABLES & APPAREL - 0.0%†

 Homebuilding - 0.0%†

 MXN

 89,094(h)

 Desarrolladora Homex SAB de CV

 $         4,704

 Total Consumer Durables & Apparel

 $         4,704

 ENERGY - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 273(h)

 Midstates Petroleum Co., Inc.

 $         5,506

 Shares

 Value

 Oil & Gas Exploration & Production - (continued)

 11,059(h)

 PetroQuest Energy, Inc.

 $      46,669

 Total Energy

 $      52,175

 HEALTH CARE EQUIPMENT & SERVICES - 0.0%†

 Health Care Technology - 0.0%†

 69,875(e)(h)

 Medical Card System, Inc.

 $             699

 Total Health Care Equipment & Services

 $             699

 RETAILING - 0.0%†

 Computer & Electronics Retail - 0.0%†

 42,088(e)(h)

 Targus Cayman SubCo., Ltd.

 $      40,825

 Total Retailing

 $      40,825

 TRANSPORTATION - 0.1%

 Air Freight & Logistics - 0.1%

 943(h)

 CEVA Holdings LLC

 $166,307

 Total Transportation

 $166,307

 TOTAL COMMON STOCKS

 (Cost $1,137,301)

 $264,813

 CONVERTIBLE PREFERRED STOCK - 0.6% of Net Assets

 BANKS - 0.6%

 Diversified Banks - 0.6%

 763(i)

 Bank of America Corp., 7.25%

 $909,687

 Total Banks

 $909,687

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $731,103)

 $909,687

 PREFERRED STOCKS - 1.1% of Net Assets

 BANKS - 0.4%

 Diversified Banks - 0.4%

 500(b)(i)

 AgStar Financial Services ACA, 6.75% (144A)

 $530,594

 Total Banks

 $530,594

 DIVERSIFIED FINANCIALS - 0.7%

 Other Diversified Financial Services - 0.7%

 40,675(b)

 GMAC Capital Trust I, 6.691%, 2/15/40

 $1,045,347

 Total Diversified Financials

 $1,045,347

 TOTAL PREFERRED STOCKS

 (Cost $1,433,996)

 $1,575,941

 WARRANT - 0.0%† of Net Assets

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

 1,934(h)(o)

 Midstates Petroleum Co., Inc. Expires 4/21/20

 $                   –

 TOTAL WARRANT

 (Cost $–)

 $                   –

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 1.7% of Net Assets

 CERTIFICATE OF DEPOSIT - 0.3%

 505,000

 Sumitomo Mitsui Bank, 1.26%, 4/3/17

 $505,342

 TREASURY BILL - 1.4%

 2,000,000(l)

 U.S. Treasury Bill, 2/23/17

 $1,999,428

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $2,504,420)

 $2,504,770

 Number of

 Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration Date

 CALL OPTIONS PURCHASED - 0.0%†

 MXN 18,332(p)

 Desarrolladora Homex

 SAB de CV

 Bank of New York

 Mellon Corp.

 $ – (r)

 10/23/22

 $                   –

 MXN 18,332(q)

 Desarrolladora Homex

 SAB de CV

 Bank of New York

 Mellon Corp.

    – (r)

 10/23/22

 –

 $                   –

 TOTAL CALL OPTIONS PURCHASED

 (Premium paid $0)

 $                   –

 TOTAL INVESTMENTS IN SECURITIES - 138.5%

 (Cost - $197,014,635) (s)(t)

 $201,974,163

 OTHER ASSETS AND LIABILITIES - (38.5)%

 $(56,167,589)

 NET ASSETS - 100.0%

 $145,806,574

Schedule of Investments  |  1/31/17 (unaudited) (continued)

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2017, the value of these securities amounted to $85,872,492, or 58.9% of net assets.

 (Cat Bond)

 Catastrophe or Event-linked bond. At January 31, 2017, the value of these securities amounted to $11,312,400, or 7.8% of net assets.

 †

 Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2017.

 (a)

 Floating rate note. The rate shown is the coupon rate at January 31, 2017.

 (b)

 The interest rate is subject to change periodically. The interest rate shown is the rate at January 31, 2017.

 (c)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2017.

 (d)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (f)

 This term loan will settle after January 31, 2017, at which time the interest rate will be determined.

 (g)

 Security is in default.

 (h)

 Non-income producing.

 (i)

 Security is perpetual in nature and has no stated maturity date.

 (j)

 Structured reinsurance investment. At January 31, 2017, the value of these securities amounted to $18,340,769, or 12.6% of net assets.

 (k)

 Rate to be determined.

 (l)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (m)

 Security is priced as a unit.

 (n)

 Consits of Revenue Bonds unless otherwise indicated.

 (o)

 Midstates Petroleum warrants are exercisable into 1,934 shares.

 (p)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.

 (q)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.

 (r)

 Strike price is 1 Mexican Peso (MXN).

 (s)

 At January 31, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $199,116,539 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      11,237,032

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (8,379,408)

 Net unrealized appreciation

 $                      2,857,624

 For financial reporting purposes net unrealized appreciation on investments was $4,959,528 and cost of investments aggregated $197,014,635.

 (t)

 Distributions of Investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

 United States

 65.0%

 Bermuda

 11.2

 Luxembourg

 3.4

 Netherlands

 3.1

 Cayman Islands

 2.7

 Ireland

 2.6

 Argentina

 2.1

 United Kingdom

 1.7

 France

 1.3

 Canada

 1.3

 Other (individually less than 1%)

 5.6

 100.0%

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 -

 Australian Dollar

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 IDR

 -

 Indonesian Rupiah

 JPY

 -

 Japanese Yen

 MXN

 -

 Mexican Peso

 RUB

 -

 Russian Ruble

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

          $–

  $1,539,002

          $–

 $1,539,002

 Collateralized Mortgage Obligations

       –

   659,191

       –

   659,191

 Commercial Mortgage-Backed Securities

       –

   5,357,313

       –

   5,357,313

 Senior Secured Floating

 Rate Loan Interests

 Health Care Equipment

 & Services

 Health Care Technology

      –

   236,141

   243,918

   480,059

 All Other Senior Secured Floating Rate Loan Interests

 –

   47,455,322

 –

   47,455,322

 Corporate Bonds & Notes

 Insurance

 Property & Casualty Insurance

      –

   694,529

   5,400,420

   6,094,949

 Reinsurance

      –

   11,649,720

   17,771,499

   29,421,219

 Materials

 Steel

      –

   269,062

   449,100

   718,162

 All Other Corporate Bonds

 & Notes

 –

   92,936,127

 –

   92,936,127

 Convertible Bonds & Note

       –

   1,805,000

       –

   1,805,000

 U.S. Government and Agency Obligation

       –

   5,008,125

       –

   5,008,125

 Sovereign Debt Obligations

       –

   2,565,180

       –

   2,565,180

 Tax Exempt Obligations

       –

   2,679,303

       –

   2,679,303

 Common Stocks

 Capital Goods

 Industrial Machinery

 –

 –

      103

      103

 Health Care Equipment

 & Services

 Health Care Technology

 –

 –

      699

      699

 Retailing

 Computer & Electronics Retail

 –

 –

   40,825

   40,825

 Transportation

 Air Freight & Logistics

 –

   166,307

 –

   166,307

 All Other Common Stocks

   56,879

 –

 –

   56,879

 Convertible Preferred Stock

   909,687

      –

      –

   909,687

 Preferred Stocks

 Banks

 Diversified Banks

 –

   530,594

 –

   530,594

 All Other Preferred Stocks

   1,045,347

 –

 –

   1,045,347

 Warrant

 –

 –*

 –

 –*

 Certificate of Deposit

      –

   505,342

      –

   505,342

 Treasury Bill

      –

   1,999,428

      –

   1,999,428

 Call Options Purchased

 –

 –*

 –

 –*

 Total Investments in Securities

 $2,011,913

 $ 176,055,686

 $23,906,564

 $ 201,974,163

 *Includes securities that are valued at $0.

Schedule of Investments  |  1/31/17 (unaudited) (continued)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Transfers

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 in and out

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 of Level 3

 as of

 4/30/16

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 categories

 1/31/17

 Senior Secured

 Floating Rate

 Loan Interests

 Health Care

 Equipment &

 Services

 Health Care

 Technology

  $243,918

  $ –

  $(11,009)

  $ –

  $ –

  $11,009

  $–

  $ –

  $ –

  $243,918

 Retailing

 Computer & Electronics Retail

 168,351

 –

 –

 –

 –

 –

 –

 (168,351)

 –

 –

 Corporate Bonds

 & Notes

 Capital Goods

 Industrial

 Machinery

 169,505

 (66,689)

 43,904

 12,598

 (160,099)

 781

 –

 –

 –

 –

 Insurance

 Property

 & Casualty

 Insurance

 5,247,802

 –

 136,348

 –

 –

 16,270

 –

 –

 –

 5,400,420

 Reinsurance

 18,069,562

 (16,594)

 1,051,801

 13,748,996

 (15,086,332)

 4,066

 –

 –

 –

 17,771,499

 Materials

 Steel

 –

 –

 31,792

 –

 –

 3,138

 414,170

 –

 –

 449,100

 Common Stocks

 Capital Goods

 Industrial

 Machinery

 103

 –

 –

 –

 –

 –

 –

 –

 –

 103

 Health Care Equipment

 & Services

 Health Care Technology

 –

 –

 –

 699

 –

 –

 –

 –

 –

 699

 Insurance

 Insurance Brokers

 156

 7,090

 2,388

 –

 (9,634)

 –

 –

 –

 –

 –

 Retailing

 Computer & Electronics Retail

 147,308

 –

 (106,483)

 –

 –

 –

 –

 –

 –

 40,825

 Preferred Stocks

 Insurance

 Insurance Brokers

 548,937

 (246,334)

 123,389

 –

 (425,992)

 –

 –

 –

 –

 –

 Reinsurance

 37,500

 –

 (37,500)

 –

 –

 –

 –

 –

 –

 –

 Warrant

 Insurance

 Insurance Brokers

 –**

 –

 –

 –

 –**

 –

 –

 –

 –

 –

 Total

  $24,633,142

  $(322,527)

  $1,234,630

  $13,762,293

  $  (15,682,057)

  $35,264

  $414,170

  $(168,351)

  $ –

  $23,906,564

*Transfers are calculated on the beginning of period value. For the nine months ended January 31, 2017, there were no transfers between Levels 1 and 2. Securities with an aggregate market value of $414,170 transferred from level 2 to level 3 as there were no longer observable inputs available to determine their value. Securities with an aggregate market value of $168,351 transferred from level 3 to level 2 as there were observable inputs available to determine their value.

 **Includes securities that are valued at $0.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at January 31, 2017: $2,236,305.

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at January 31, 2017. These amounts exclude valuations provided by a broker.

 Fair Value

 Valuation

 Unobservable

 Value/

 Asset Type

 1/31/17

 Technique (s)

 Input

 Range

 Senior Secured

 Floating Rate

 Loan Interests

 $243,918

 Market Comparables

 EBITDA Multiples(1)

 4x-5x

 Corporate Bonds

 & Notes

 $5,400,420

 Market Comparables

 EBITDA Multiples(1)

 Yield Premium(2)

 5.5x-6x

 1.05%

 Common Stocks

 $41,627

 Market Comparables

 EBITDA Multiples(1)

 4x-6x

 (1)

 An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.

 (2)

 An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Diversified High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 3, 2017 * Print the name and title of each signing officer under his or her signature.